JPMORGAN TRUST I

JPMorgan Income Funds
JPMorgan Emerging Markets Debt Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan International Equity Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Global Focus Fund
JPMorgan India Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid International Fund
JPMorgan International Small Cap Equity Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMorgan International Equity Funds
JPMorgan Emerging Economies Fund
Prospectuses dated February 11, 2008
(All Share Classes)

JPMorgan International Funds
JPMorgan International Markets Fund
Prospectuses dated May 17, 2008
(All Share Classes)

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMorgan Specialty Funds
JPMorgan International Realty Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMorgan International Funds
JPMorgan International Currency Income Fund
Prospectuses dated February 29, 2008
(All Share Classes)

JPMORGAN TRUST II

JPMorgan Income Funds
JPMorgan High Yield Bond Fund
Prospectuses dated July 1, 2008
(All Share Classes)

JPMorgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectuses dated February 29, 2008
(All Share Classes)

Supplement dated November 19, 2008
to the Prospectuses as dated above, and as supplemented from time to time

The following replaces in its entirety item twelve under the first bullet of the “Do I pay a redemption fee?” section of How to Do Business with the Fund(s) in the Prospectuses for the above referenced Funds (the “Funds”).

12.  Shares redeemed as part of a bona fide asset allocation program, including those within an employer-sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (QDIA).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-QDIA-1108